Financial instruments by category - Disclosure of Financial Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Financial assets	€ 469,636	€ 182,796
Other investments
Disclosure of financial assets [line items]
Financial assets	7,051	3,881
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	14,207	13,313
Trade receivables
Disclosure of financial assets [line items]
Financial assets	191,469	100,469
Other current receivables
Disclosure of financial assets [line items]
Financial assets	16,363	14,050
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	240,546	51,083
At amortized cost
Disclosure of financial assets [line items]
Financial assets	460,078	178,915
At amortized cost | Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	11,807	13,313
At amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	191,469	100,469
At amortized cost | Other current receivables
Disclosure of financial assets [line items]
Financial assets	16,256	14,050
At amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	240,546	51,083
At FVPL
Disclosure of financial assets [line items]
Financial assets	2,507	0
At FVPL | Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	2,400
At FVPL | Other current receivables
Disclosure of financial assets [line items]
Financial assets	107
At FVOCI
Disclosure of financial assets [line items]
Financial assets	7,051	3,881
At FVOCI | Other investments
Disclosure of financial assets [line items]
Financial assets	€ 7,051	€ 3,881